Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
22. Subsequent events

As of April 30, 2019, Acorn has received the full amount of RMB46 million for the sale of its prior principal office (Refer to Note 5). The ownership transfer was completed on March 28, 2019.

The Company has evaluated subsequent events through the date of these consolidated financial statements and is not aware of any other significant subsequent events that would require recognition or disclosure.